Annual Fund Operating Expenses (Vanguard Total Bond Market Index Fund Participant)	Vanguard Total Bond Market Index Fund Vanguard Total Bond Market Index Fund - Investor Shares 1/1/2014 - 12/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%